Goodwill and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	£ 1,327
Intangible assets and goodwill	1,212	£ 1,327
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,959	8,130
Transfer of UK banking business		(4,366)
Additions and disposals	(82)	16
Exchange and other movements	(131)	179
Intangible assets and goodwill	3,746	3,959
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,632)	(3,245)
Transfer of UK banking business		829
Additions and disposals	258	172
Amortisation charge	(245)	(276)
Impairment charge	(2)	(1)
Exchange and other movements	87	(111)
Intangible assets and goodwill	(2,534)	(2,632)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	334
Intangible assets and goodwill	295	334
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	445	4,710
Transfer of UK banking business		(4,276)
Additions and disposals	(33)	0
Exchange and other movements	(6)	11
Intangible assets and goodwill	406	445
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(111)	(860)
Transfer of UK banking business		750
Additions and disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	(1)
Intangible assets and goodwill	(111)	(111)
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	530
Intangible assets and goodwill	560	530
Internally generated software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,342	1,287
Transfer of UK banking business		0
Additions and disposals	133	(8)
Exchange and other movements	(45)	63
Intangible assets and goodwill	1,430	1,342
Internally generated software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(812)	(787)
Transfer of UK banking business		0
Additions and disposals	63	161
Amortisation charge	(154)	(156)
Impairment charge	(2)	(1)
Exchange and other movements	35	(29)
Intangible assets and goodwill	(870)	(812)
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	22
Intangible assets and goodwill	27	22
Other software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	100	96
Transfer of UK banking business		0
Additions and disposals	(15)	11
Exchange and other movements	(4)	(7)
Intangible assets and goodwill	81	100
Other software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(78)	(75)
Transfer of UK banking business		0
Additions and disposals	31	(1)
Amortisation charge	(13)	(11)
Impairment charge	0	0
Exchange and other movements	6	9
Intangible assets and goodwill	(54)	(78)
Customer lists [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	263
Intangible assets and goodwill	212	263
Customer lists [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,540	1,547
Transfer of UK banking business		(90)
Additions and disposals	(128)	0
Exchange and other movements	(41)	83
Intangible assets and goodwill	1,371	1,540
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,277)	(1,210)
Transfer of UK banking business		79
Additions and disposals	128	0
Amortisation charge	(44)	(78)
Impairment charge	0	0
Exchange and other movements	34	(68)
Intangible assets and goodwill	(1,159)	(1,277)
Licences and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	178
Intangible assets and goodwill	118	178
Licences and other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	532	490
Transfer of UK banking business		0
Additions and disposals	(39)	13
Exchange and other movements	(35)	29
Intangible assets and goodwill	458	532
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(354)	(313)
Transfer of UK banking business		0
Additions and disposals	36	12
Amortisation charge	(34)	(31)
Impairment charge	0	0
Exchange and other movements	12	(22)
Intangible assets and goodwill	£ (340)	£ (354)